Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000031266
Document Creation Date	dei_DocumentCreationDate	Sep. 26, 2016
Document Effective Date	dei_DocumentEffectiveDate	Sep. 27, 2016
Prospectus Date	rr_ProspectusDate	Sep. 27, 2016